Mortgage Loans Held-for-Sale (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	$ 37,035		$ 37,035		$ 308,477	$ 164,422
Gain on LHFS
Change in provision for repurchases			(2,433)	$ 212	(111)	(5,227)
Gain on sale of loans, net			18,607	34,304	66,086	35,193
Government
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	613		613		6,886	7,924
Conventional
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	7,375		7,375		62,759	141,139
Jumbo & Non-qualified mortgages (NonQM)
Mortgage loans held-for-Sale
Total mortgage loans held-for-sale	28,839		28,839		231,142	11,064
Mortgage loans, held-for-sale
Mortgage loans held-for-Sale
Fair value adjustment	208		208		7,690	4,295
Gain on LHFS
Gain on sale of mortgage loans	2,562	$ 17,852	16,587	39,115	81,362	59,330
Premium from servicing retained loan sales		92	46	213	536	2,094
Unrealized loss from derivative financial instruments	(1,244)	(2,880)	(2,558)	(3,095)	(4,076)	(7)
Gains (losses) from derivative financial instruments	1,862	(315)	6,005	2,914	1,934	(11,040)
Mark to market loss on LHFS	(217)	271	(7,482)	(597)	3,395	(15,955)
Direct origination expenses, net	(925)	(3,737)	(4,031)	(7,938)	(17,746)	(15,191)
Change in provision for repurchases	(1,859)	(590)	(2,433)	212	(111)	(5,227)
Gain on sale of loans, net	179	$ 10,693	6,134	$ 30,824	65,294	14,004
Mortgage loans, held-for-sale | 90 days or more past due
Mortgage loans held-for-Sale
Unpaid principal balance of mortgage loans held for sale					0	1,200
Carrying value of nonaccrual loans	$ 0		$ 0		$ 0	$ 1,100